SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable rollforward (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts receivable, current	$ 4,279,791	$ 1,897,471
Total accounts receivable	4,279,791	1,897,471
Less: allowance for credit losses	(1,213,165)
Total accounts receivable, net	$ 3,066,626	$ 1,897,471